Document and Entity Information	Mar. 14, 2022
Details
Registrant CIK	0001017616
Document Type	8-K
Document Period End Date	Mar. 14, 2022
Entity Registrant Name	Tonner-One World Holdings, Inc.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-13869
Entity Tax Identification Number	87-0429198
Entity Address, Address Line One	6725 S. Fry Rd #321
Entity Address, City or Town	KATY
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77494
City Area Code	281
Local Phone Number	716-5006
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false